Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders’ equity

Note 16 – Shareholders’ equity

Ordinary shares

MingZhu Cayman was established under the laws of Cayman Islands on January 2, 2018. The authorized number of ordinary shares was 38,000,000 shares with a par value of approximate $0.001 (HKD 0.01) per ordinary share.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

On October 30, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has exercised the partial over-allotment option and purchased an additional 350,000 ordinary shares of the Company at the IPO price of US$4.00 per share.

On December 4, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has further exercised the partial over-allotment option and purchased an additional 4,040 ordinary shares of the Company at the IPO price of US$4.00 per share.

As of December 31, 2020, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 12,354,040.

With the above IPO and over-allotments, the Company received total gross proceeds of $13,416,160. After deducting a sum of $2,457,357 in underwriting commission and other expenses, the Company received a total net proceeds of $10,958,803.

On March 12, 2021, the Company closed its direct public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.

On April 21, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 214,286 ordinary shares of the Company with no cash in consideration.

On June 14, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 43,616 ordinary shares of the Company with no cash in consideration.

On December 29, 2021, the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang CheYi Network Technology Co., Ltd. (the “CheYi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of U.S. $29,466,032, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being U.S. $12,756,000 of $4 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of U.S. $8,826,019 and Year-2022 earnout payment of U.S. $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than U.S. $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

As of December 31, 2021, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 19,134,277.

The Company believes it is appropriate to reflect the above transactions as re-denomination and nominal issuance of shares on a retroactive basis similar to stock split or dividend pursuant to ASC 260. According to the above transactions, the Company has retroactively adjusted the shares and per share data for all periods presented.

Share subscription receivables

Share subscription receivables represent unpaid capital contribution from the Company’s shareholders of $847,086 and $847,086 as of December 31, 2021 and 2020, respectively.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The statutory reserves recorded by the Group’s subsidiaries in the PRC were $916,148 and $877,886 as of December 31, 2021 and 2020, respectively.

Restricted assets

As a result of these PRC laws and regulations and the requirement that distributions by the Group’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Group’s subsidiaries in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group’s subsidiaries in the PRC not available for distribution, was $Nil and $Nil as of December 31, 2021 and 2020, respectively.